Segment Information (Tables)	12 Months Ended
Dec. 31, 2011
Segment Information
Summary of the Group's operating segment results

	For the year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
Total revenues:
Online game services	3,368,689	4,944,439	6,552,431
Advertising services	383,560	633,209	795,422
Wireless value-added services and others	71,202	82,141	124,898
Total revenues	3,823,451	5,659,789	7,472,751

Business tax charge (Note 11(b)):
Online game services	(28,758)	(89,937)	(103,824)
Advertising services	(36,876)	(60,551)	(75,349)
Wireless value-added services and others	(870)	(1,632)	(2,926)
Total business taxes	(66,504)	(152,120)	(182,099)

Net revenues:
Online game services	3,339,931	4,854,502	6,448,607
Advertising services	346,684	572,658	720,073
Wireless value-added services and others	70,332	80,509	121,972
Total net revenues	3,756,947	5,507,669	7,290,652

Cost of revenues:
Online game services	(638,473)	(1,378,018)	(1,859,176)
Advertising services	(235,841)	(312,921)	(380,201)
Wireless value-added services and others	(98,060)	(107,902)	(132,911)
Total cost of revenues	(972,374)	(1,798,841)	(2,372,288)

Gross profit (loss):
Online game services	2,701,458	3,476,484	4,589,431
Advertising services	110,843	259,737	339,872
Wireless value-added services and others	(27,728)	(27,393)	(10,939)
Total gross profit	2,784,573	3,708,828	4,918,364